Condensed Consolidated Statements of Cash Flows (Unaudited) - USD ($)	6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025
Cash flows from operating activities:
Net Loss	$ (15,847,413)	$ (1,361,018)
Adjustments to reconcile net loss to net cash from operating activities:
Depreciation and amortization	2,801,438	709,959
Amortization of right-of-use assets	10,024	14,730
Provision for credit losses	139,561	29,334
Loss on disposal of subsidiaries		8,241
Change in operating assets and liabilities:
Accounts receivable, net	(177,758)	(713,473)
Inventories, net	(148,893)	(46,692)
Other current assets	(5,818,788)	344,306
Advances to suppliers, net	1,216,639	6,903,386
Accounts payable	(4,326)	732,800
Contract liabilities	173	18,518
Tax payable		25,799
Lease liabilities	(10,024)	(13,864)
Accrued expenses and other current liabilities	647,039	75,914
Net cash (used in) provided by operating activities	(17,192,328)	6,727,940
Cash flows from investing activities:
Purchase of intangible assets	(3,938,261)	(15,899,767)
Purchase of property and equipment	(358,459)
Net cash used in investing activities	(4,296,720)	(15,899,767)
Cash flows from financing activities:
Repayment of related party loans		(1,291,608)
Issuance of shares of common stock	58,833,231
Net cash provided by (used in) financing activities	58,833,231	(1,291,608)
Effect of changes of foreign exchange rate on cash	(1,219,310)	407,539
Net increase (decrease) in cash	36,124,873	(10,055,896)
Cash and cash equivalents at the Beginning of the period	17,884,684	43,396,977
Cash and cash equivalents at the end of the period	54,009,557	33,341,081
Supplemental disclosures of non-cash flows information:
Lease liabilities arising from obtaining right-of-use assets	$ 20,136	$ 209,858